Leases	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
LEASES

Note 9 — LEASES

The Group has several operating leases for offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the years ended October 31, 2025, 2024 and 2023 amounted to $76,701, $96,687 and $92,312, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	October 31, 2025	October 31, 2024

Right-of-use assets, net	$104,129	$23,407

Operating lease liabilities - current	$77,596	$23,407
Operating lease liabilities - non-current	26,533	-
Total operating lease liabilities	$104,129	$23,407

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of October 31, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.3 years
Weighted average discount rate	3.9%

Maturities of lease liabilities as follow:

Twelve months ending October 31,	Amount
2026	$80,234
2027	26,745
Total future minimum lease payments	106,979
Less: imputed interest	2,850
Present value of lease liabilities	$104,129